Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 34.5%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	35,334	$8,513,713

United States – 34.3%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	4,293	3,662,295
1.75%, 08/15/2041		88,892	86,447,762
1.875%, 02/15/2051		66,081	65,678,220
2.00%, 11/15/2041-08/15/2051		44,167	45,114,774
2.25%, 08/15/2046		12,530	13,297,462
2.375%, 11/15/2049		2,885	3,182,966
2.50%, 02/15/2045-05/15/2046		25,872	28,692,170
3.00%, 05/15/2045-02/15/2049		78,384	95,813,787
3.375%, 05/15/2044		5,710	7,214,489
3.50%, 02/15/2039		4,254	5,345,417
3.75%, 11/15/2043		10,205	13,542,354
4.375%, 02/15/2038-11/15/2039		49,130	68,572,739
4.50%, 02/15/2036		4,048	5,569,245
4.75%, 02/15/2037		4,156	5,902,819
5.375%, 02/15/2031		14,221	19,020,052
5.50%, 08/15/2028		10,214	12,837,721
U.S. Treasury Notes 0.125%, 08/31/2022-02/28/2023		347,608	346,917,775
0.875%, 09/30/2026		56,183	55,217,551
1.125%, 02/15/2031		18,019	17,512,507
1.25%, 11/30/2026-08/15/2031		117,823	116,035,112
1.50%, 02/15/2030(a)		11,115	11,186,205
1.625%, 05/15/2026(a)		236,708	240,813,201
1.75%, 11/15/2029		11,550	11,849,578
1.875%, 01/31/2022		9,965	9,977,456
2.25%, 02/15/2027		3,147	3,298,554
2.625%, 02/15/2029		30,853	33,374,485

			1,326,076,696

Total Governments - Treasuries (cost $1,294,516,879)			1,334,590,409

CORPORATES - INVESTMENT GRADE – 22.5%
Industrial – 13.4%
Basic – 1.2%
Alpek SAB de CV 3.25%, 02/25/2031(b)		1,773	1,776,103
4.25%, 09/18/2029(b)		449	476,866
Braskem Netherlands Finance BV 4.50%, 01/31/2030(b)		3,420	3,637,170
GUSAP III LP 4.25%, 01/21/2030(b)		5,248	5,560,584
Industrias Penoles SAB de CV 4.75%, 08/06/2050(b)		1,544	1,687,110
Inversiones CMPC SA 3.85%, 01/13/2030(b)		2,742	2,853,908
4.375%, 04/04/2027(b)		2,062	2,261,498

	Principal Amount (000)		U.S. $ Value

Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(b)	U.S.$	1,151	$1,185,026
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(b)		3,400	3,633,325
Suzano Austria GmbH 2.50%, 09/15/2028		9,106	8,784,444
3.75%, 01/15/2031		1,419	1,440,108
WRKCo, Inc. 4.00%, 03/15/2028		6,569	7,250,074
Yamana Gold, Inc. 2.63%, 08/15/2031(b)		6,681	6,449,303

			46,995,519

Capital Goods – 0.6%
Flowserve Corp. 2.80%, 01/15/2032		4,669	4,548,260
Parker-Hannifin Corp. 3.25%, 06/14/2029		2,817	2,983,625
Raytheon Technologies Corp. 4.125%, 11/16/2028		8,502	9,514,333
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,165,813
4.40%, 03/15/2024		4,344	4,604,944

			22,816,975

Communications - Media – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		3,131	3,509,788
5.125%, 07/01/2049		1,949	2,257,156
Comcast Corp. 4.15%, 10/15/2028		4,460	5,061,208
Discovery Communications LLC 4.65%, 05/15/2050		581	683,674
5.20%, 09/20/2047		1,999	2,471,824
5.30%, 05/15/2049		857	1,083,565
Fox Corp. 4.709%, 01/25/2029		2,656	3,036,127
5.576%, 01/25/2049		4,396	5,994,737
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		1,966	2,257,833
Prosus NV 3.68%, 01/21/2030(b)		550	565,916
4.027%, 08/03/2050(b)		1,993	1,897,710
Tencent Holdings Ltd. 1.81%, 01/26/2026(b)		5,470	5,448,804
2.39%, 06/03/2030(b)		3,060	2,996,505
3.24%, 06/03/2050(b)		4,830	4,559,218
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	2,576,261
Weibo Corp. 3.375%, 07/08/2030		11,908	11,746,498

			56,146,824

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.5%
AT&T, Inc. 3.50%, 09/15/2053	U.S.$	4,897	$4,949,643
3.65%, 09/15/2059		4,421	4,462,734
4.30%, 12/15/2042		4,695	5,294,927
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(b)		4,012	4,336,220

			19,043,524

Consumer Cyclical - Automotive – 0.6%
General Motors Co. 6.125%, 10/01/2025		1,152	1,324,524
General Motors Financial Co., Inc. 4.30%, 07/13/2025		1,405	1,514,618
5.25%, 03/01/2026		1,600	1,794,528
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(b)		10,500	11,002,320
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		8,330	8,994,817

			24,630,807

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		8,755	8,805,254
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		530	596,859
MDC Holdings, Inc. 6.00%, 01/15/2043		3,776	4,764,104

			14,166,217

Consumer Cyclical - Retailers – 0.7%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		8,625	9,438,941
InRetail Consumer 3.25%, 03/22/2028(b)		3,460	3,431,455
Lowe’s Cos., Inc. 3.65%, 04/05/2029		2,926	3,206,867
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	9,006,630

			25,083,893

Consumer Non-Cyclical – 1.5%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	7,580,685
4.80%, 02/14/2029		4,904	5,538,430
BAT Capital Corp. 2.259%, 03/25/2028		11,104	10,832,396
2.726%, 03/25/2031		4,352	4,227,011
Cencosud SA 5.15%, 02/12/2025(b)		6,910	7,448,980
Cigna Corp. 4.375%, 10/15/2028		3,600	4,092,480

	Principal Amount (000)		U.S. $ Value

CVS Health Corp. 4.30%, 03/25/2028	U.S.$	179	$201,008
Gilead Sciences, Inc. 5.65%, 12/01/2041		3,199	4,395,554
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(b)		1,585	1,572,617
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	5,537,348
Sigma Alimentos SA de CV 4.125%, 05/02/2026(b)		378	399,924
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		6,627	7,013,155

			58,839,588

Energy – 3.2%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		12,047	11,637,884
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		5,368	5,253,179
5.75%, 01/15/2031(b)		3,997	4,711,344
Devon Energy Corp. 5.60%, 07/15/2041		4,914	6,186,185
Enbridge Energy Partners LP 7.375%, 10/15/2045		6,968	10,864,645
Energy Transfer LP 4.75%, 01/15/2026		6,615	7,235,024
6.25%, 04/15/2049		3,278	4,286,739
Eni SpA 4.25%, 05/09/2029(b)		3,228	3,626,529
Marathon Petroleum Corp. 5.125%, 12/15/2026		9,518	10,853,661
6.50%, 03/01/2041		1,683	2,321,278
MPLX LP 5.20%, 03/01/2047		10,984	13,442,439
Oleoducto Central SA 4.00%, 07/14/2027(b)		631	627,372
ONEOK Partners LP 6.125%, 02/01/2041		294	372,380
ONEOK, Inc. 4.00%, 07/13/2027		4,900	5,299,595
4.35%, 03/15/2029		4,164	4,568,449
6.35%, 01/15/2031		1,081	1,362,719
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		3,754	3,904,047
4.50%, 12/15/2026		2,027	2,225,241
Suncor Energy, Inc. 6.80%, 05/15/2038		5,543	7,787,084
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,397	1,394,625
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		8,737	12,122,937

	Principal Amount (000)		U.S. $ Value

Williams Cos., Inc. (The) 3.50%, 11/15/2030	U.S.$	2,012	$2,149,057

			122,232,413

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(b)		3,311	3,499,934
CITIC Ltd. 2.85%, 02/25/2030(b)		3,688	3,752,079

			7,252,013

Services – 0.8%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		6,124	5,916,702
Booking Holdings, Inc. 4.625%, 04/13/2030		9,010	10,503,588
Expedia Group, Inc. 4.625%, 08/01/2027		4,113	4,596,401
6.25%, 05/01/2025(b)		211	238,153
Global Payments, Inc. 3.20%, 08/15/2029		3,208	3,340,202
IHS Markit Ltd. 4.25%, 05/01/2029		1,574	1,783,153
4.75%, 08/01/2028		307	354,966
Moody’s Corp. 4.25%, 02/01/2029		4,376	4,947,812

			31,680,977

Technology – 2.0%
Baidu, Inc. 1.625%, 02/23/2027		1,909	1,854,708
3.425%, 04/07/2030		217	227,898
Broadcom, Inc. 3.137%, 11/15/2035(b)		1,202	1,208,262
3.187%, 11/15/2036(b)		8,430	8,457,313
4.11%, 09/15/2028		4,144	4,547,087
4.15%, 11/15/2030		6,547	7,260,623
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		1,615	1,871,381
Fiserv, Inc. 3.50%, 07/01/2029		9,632	10,359,312
Infor, Inc. 1.75%, 07/15/2025(b)		2,719	2,706,030
KLA Corp. 4.10%, 03/15/2029		1,349	1,526,367
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(b)		9,627	9,387,865
Micron Technology, Inc. 4.185%, 02/15/2027		5,194	5,702,545
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(b)		4,119	4,935,849
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030(b)		3,313	3,527,931
Oracle Corp. 2.875%, 03/25/2031		5,648	5,676,297

	Principal Amount (000)		U.S. $ Value

3.95%, 03/25/2051	U.S.$	6,642	$6,911,400
SK Hynix, Inc. 2.375%, 01/19/2031(b)		1,818	1,750,734
Western Digital Corp. 2.85%, 02/01/2029		1,194	1,205,295

			79,116,897

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(b)		3,393	3,568,569
4.75%, 10/20/2028(b)		3,940	4,309,769

			7,878,338

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		460	488,602
5.875%, 07/05/2034(b)		1,117	1,274,220

			1,762,822

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(b)		1,235	1,240,634

			518,887,441

Financial Institutions – 8.5%
Banking – 5.0%
ABN AMRO Bank NV 4.75%, 07/28/2025(b)		1,171	1,277,842
Banco de Credito del Peru 3.125%, 07/01/2030(b)		5,996	5,924,048
Banco Santander SA 3.49%, 05/28/2030		1,000	1,058,710
Bank of America Corp. 2.299%, 07/21/2032		1,555	1,527,057
2.687%, 04/22/2032		9,685	9,837,539
Series DD 6.30%, 03/10/2026(c)		1,628	1,834,561
Series Z 6.50%, 10/23/2024(c)		2,548	2,781,957
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(c)		1,628	1,742,123
Barclays Bank PLC 6.86%, 06/15/2032(b) (c)		1,250	1,689,075
BNP Paribas SA 2.871%, 04/19/2032(b)		6,773	6,861,794
Citigroup, Inc. 3.98%, 03/20/2030		3,617	3,989,985
4.075%, 04/23/2029		5,373	5,924,377
5.95%, 01/30/2023(c)		2,569	2,647,997
Series W 4.00%, 12/10/2025(c)		3,243	3,264,371

	Principal Amount (000)		U.S. $ Value

Citizens Financial Group, Inc. 4.30%, 12/03/2025	U.S.$	10,581	$11,505,356
Credit Suisse Group AG 3.091%, 05/14/2032(b)		10,355	10,526,789
4.194%, 04/01/2031(b)		2,852	3,146,640
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	4,215,681
3.961%, 11/26/2025		1,336	1,413,060
Discover Bank 4.682%, 08/09/2028		2,264	2,367,216
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		2,288	2,253,016
2.615%, 04/22/2032		7,696	7,735,096
Series V 4.125%, 11/10/2026(c)		3,016	3,058,465
HSBC Holdings PLC 4.292%, 09/12/2026		2,495	2,694,201
4.583%, 06/19/2029		6,782	7,598,010
6.375%, 03/30/2025(c)		10,286	11,109,497
JPMorgan Chase & Co. 2.58%, 04/22/2032		9,618	9,737,840
Series I 3.599% (LIBOR 3 Month + 3.47%), 04/30/2022(c) (d)		3,323	3,331,739
Series V 3.534% (LIBOR 3 Month + 3.32%), 04/01/2022(c) (d)		1,622	1,622,795
Series Z 3.932% (LIBOR 3 Month + 3.80%), 02/01/2022(c) (d)		2,716	2,719,721
Mizuho Financial Group, Inc. 2.226%, 05/25/2026		1,029	1,042,624
Morgan Stanley Series G 3.772%, 01/24/2029		8,738	9,514,284
Series H 3.734% (LIBOR 3 Month + 3.61%), 01/18/2022(c) (d)		772	772,286
Natwest Group PLC Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027 (c) (d)		2,900	2,878,946
Santander Holdings USA, Inc. 4.40%, 07/13/2027		3,049	3,350,607
Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(b) (c) (d)		300	288,960
7.75%, 04/02/2023(b) (c)		822	872,175
Truist Financial Corp. Series Q 5.10%, 03/01/2030(c)		6,656	7,447,931
UBS AG/Stamford CT 7.625%, 08/17/2022		5,982	6,224,989
UBS Group AG 7.00%, 01/31/2024-02/19/2025(b) (c)		3,426	3,702,261

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 2.569%, 09/22/2026(b)	U.S.$	6,241	$6,247,803
3.127%, 06/03/2032(b)		1,858	1,834,645
US Bancorp Series J 5.30%, 04/15/2027(c)		3,485	3,759,792
Wells Fargo & Co. 2.188%, 04/30/2026		3,502	3,568,153
3.584%, 05/22/2028		2,117	2,276,495
Series BB 3.90%, 03/15/2026(c)		2,664	2,725,512

			191,904,021

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(c)		3,271	3,567,811
Series I 4.00%, 06/01/2026(c)		7,570	7,743,580

			11,311,391

Finance – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		5,759	5,873,028
6.50%, 07/15/2025		613	700,996
Air Lease Corp. 2.10%, 09/01/2028		2,650	2,562,709
2.875%, 01/15/2026		718	740,509
3.625%, 04/01/2027		303	318,911
Aircastle Ltd. 2.85%, 01/26/2028(b)		8,390	8,451,750
4.125%, 05/01/2024		1,481	1,549,245
4.25%, 06/15/2026		530	568,255
5.25%, 08/11/2025(b)		3,730	4,100,837
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(b)		6,032	5,889,799
3.50%, 11/01/2027(b)		1,314	1,354,235
4.125%, 08/01/2025(b)		35	36,996
4.375%, 01/30/2024(b)		1,300	1,364,116
4.875%, 10/01/2025(b)		1,447	1,566,681
5.50%, 12/15/2024(b)		3,623	3,965,410
CDBL Funding 1 3.50%, 10/24/2027(b)		5,770	6,002,531
Synchrony Financial 2.875%, 10/28/2031		4,872	4,859,528
4.50%, 07/23/2025		3,859	4,171,926

			54,077,462

Insurance – 1.1%
Alleghany Corp. 3.625%, 05/15/2030		7,452	8,083,855

	Principal Amount (000)		U.S. $ Value

Guardian Life Insurance Co., of America (The) 4.85%, 01/24/2077(b)	U.S.$	2,851	$3,701,482
MetLife Capital Trust IV 7.875%, 12/15/2037(b)		5,200	7,098,988
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039 (b)		2,058	3,555,895
Prudential Financial, Inc. 5.20%, 03/15/2044		1,970	2,073,031
5.375%, 05/15/2045		615	659,962
5.625%, 06/15/2043		1,099	1,144,004
5.875%, 09/15/2042		8,905	9,107,678
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(b)		5,000	5,606,300
Voya Financial, Inc. 5.65%, 05/15/2053		3,089	3,212,004

			44,243,199

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		656	712,514

REITs – 0.7%
Digital Realty Trust LP 3.60%, 07/01/2029		6,738	7,320,365
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,731	4,755,176
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025		3,958	4,200,071
Series I 3.50%, 09/15/2030		1,343	1,379,140
Series J 2.90%, 12/15/2031		2,126	2,056,204
Vornado Realty LP 3.40%, 06/01/2031		7,733	7,968,779

			27,679,735

			329,928,322

Utility – 0.6%
Electric – 0.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		1,670	1,737,113
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(b)		3,081	2,498,113
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		3,641	3,662,045
Engie Energia Chile SA 3.40%, 01/28/2030(b)		3,834	3,856,285
Entergy Corp. 1.90%, 06/15/2028		8,687	8,518,733

			20,272,289

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029	U.S.$	1,654	$1,785,328

			22,057,617

Total Corporates - Investment Grade (cost $853,493,315)			870,873,380

MORTGAGE PASS-THROUGHS – 8.8%
Agency Fixed Rate 30-Year – 8.2%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-11/01/2049		18,521	19,764,577
Series 2020 3.50%, 01/01/2050		6,249	6,724,513
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		1	825
Series 2007 5.50%, 07/01/2035		676	762,605
Series 2016 4.00%, 02/01/2046		5,584	6,051,567
Series 2017 4.00%, 07/01/2044		3,985	4,316,240
Series 2018 4.00%, 08/01/2048		2,868	3,093,932
4.50%, 10/01/2048-11/01/2048		10,607	11,521,261
5.00%, 09/01/2048-11/01/2048		4,186	4,590,993
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1	1,660
Series 2003 5.50%, 04/01/2033-11/01/2033		1,833	2,059,587
Series 2004 5.50%, 04/01/2034-11/01/2034		1,606	1,813,777
6.50%, 08/01/2034		1	1,527
Series 2005 5.50%, 02/01/2035		1,425	1,609,206
Series 2006 5.50%, 04/01/2036		258	293,896
Series 2007 5.50%, 09/01/2036		539	609,919
Series 2008 6.00%, 03/01/2037		4	4,319
Series 2010 4.00%, 12/01/2040		2,607	2,824,161
Series 2012 3.50%, 02/01/2042-01/01/2043		21,344	23,022,299
Series 2013 3.50%, 04/01/2043		10,000	10,786,582
4.00%, 10/01/2043		8,189	8,869,294
Series 2015 3.00%, 05/01/2045-08/01/2045		9,274	9,741,225
Series 2018 3.50%, 02/01/2048-05/01/2048		5,473	5,801,219
4.50%, 09/01/2048		9,551	10,369,655

	Principal Amount (000)			U.S. $ Value

Series 2019 3.50%, 08/01/2049-11/01/2049	U.S.$	20,192		$21,506,444
Series 2020 3.50%, 01/01/2050		6,122		6,551,609
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-12/20/2046		3,796		3,972,639
Uniform Mortgage-Backed Security Series 2022
2.00%, 01/01/2052, TBA		35,770		35,702,931
2.50%, 01/01/2052, TBA		110,969		113,344,425

				315,712,887

Agency Fixed Rate 15-Year – 0.6%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		11		11,797
Series 2016 2.50%, 02/01/2031-01/01/2032		21,326		22,118,663
Series 2017 2.50%, 01/01/2032-02/01/2032		3,126		3,243,907

				25,374,367

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029-10/01/2029		343		373,518

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2006 2.595% (LIBOR 12 Month + 2.18%), 12/01/2036(d)		0	**	162
Series 2007 2.475% (LIBOR 12 Month + 2.10%), 03/01/2037(d)		1		592

				754

Total Mortgage Pass-Throughs (cost $334,666,643)				341,461,526

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.8%
Non-Agency Fixed Rate CMBS – 6.3%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		2,805		2,552,279
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		871		925,767
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523		3,847,406
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		8,525		9,204,062

	Principal Amount (000)		U.S. $ Value

CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058	U.S.$	3,655	$3,840,825
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(b)		11,325	11,545,076
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 02/10/2048		7,490	7,803,237
Series 2015-GC35, Class A4 3.818%, 11/10/2048		3,530	3,784,503
Series 2016-C1, Class A4 3.209%, 05/10/2049		12,141	12,792,008
Series 2016-GC36, Class A5 3.616%, 02/10/2049		3,982	4,246,164
Series 2018-B2, Class A4 4.009%, 03/10/2051		5,890	6,531,400
Commercial Mortgage Trust Series 2012-CR3, Class E 4.749%, 10/15/2045(b)		3,938	2,326,189
Series 2013-SFS, Class A1 1.873%, 04/12/2035(b)		882	882,990
Series 2015-CR24, Class A5 3.696%, 08/10/2048		3,925	4,174,176
Series 2015-DC1, Class A5 3.35%, 02/10/2048		6,250	6,552,086
Series 2015-PC1, Class A5 3.902%, 07/10/2050		7,135	7,605,573
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		3,451	3,637,280
Series 2015-C3, Class A4 3.718%, 08/15/2048		6,101	6,487,665
Series 2015-C4, Class A4 3.808%, 11/15/2048		7,715	8,257,292
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.158%, 08/10/2044(b)		333	160,862
Series 2013-G1, Class A1 2.059%, 04/10/2031(b)		111	111,859
Series 2013-G1, Class A2 3.557%, 04/10/2031(b)		6,804	6,747,918
Series 2014-GC22, Class A5 3.862%, 06/10/2047		6,360	6,689,665
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(e) (f)		3,017	2,977,046
Series 2021-1, Class A2 2.435%, 08/15/2026(e) (f)		4,918	4,981,122
Series 2021-1, Class AS 2.638%, 08/15/2026(e) (f)		249	250,509
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.548%, 08/15/2046(b)		2,527	1,618,914
Series 2014-C21, Class A5 3.775%, 08/15/2047		6,300	6,633,399

	Principal Amount (000)		U.S. $ Value

Series 2014-C21, Class B 4.341%, 08/15/2047	U.S.$	1,857	$1,932,209
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,578,489
Series 2015-C30, Class A5 3.822%, 07/15/2048		3,820	4,093,221
Series 2015-C31, Class A3 3.801%, 08/15/2048		9,762	10,365,418
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D 5.733%, 08/15/2046(b)		140	138,516
Series 2012-C6, Class E 5.122%, 05/15/2045(b)		3,967	2,770,273
Series 2014-C20, Class A5 3.805%, 07/15/2047		9,950	10,407,670
Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	3,082,703
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		817	368,884
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		5,377	5,436,459
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		6,180	6,634,417
UBS Commercial Mortgage Trust
Series 2018-C8, Class A4 3.983%, 02/15/2051		6,400	7,083,893
Series 2018-C9, Class A4 4.117%, 03/15/2051		10,270	11,341,077
Series 2018-C10, Class A4 4.313%, 05/15/2051		7,900	8,854,589
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		9,507	9,576,423
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	3,081,429
Series 2016-C35, Class XA 1.888%, 07/15/2048(g)		21,411	1,481,606
Series 2018-C43, Class A4 4.012%, 03/15/2051		4,550	5,046,764
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,363,787
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA 1.13%, 03/15/2045(b) (g)		54,972	459,324
Series 2014-C19, Class A5 4.101%, 03/15/2047		1,600	1,682,325
Series 2014-C21, Class A5 3.678%, 08/15/2047		6,200	6,507,056
Series 2014-C24, Class AS 3.931%, 11/15/2047		1,471	1,530,930

			243,984,734

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 2.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.11% (LIBOR 1 Month + 1.00%), 06/15/2035(b) (d)	U.S.$	3,799	$3,801,448
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.11% (LIBOR 1 Month + 1.00%), 11/15/2033(b) (d)		10,570	10,537,433
BBCMS Mortgage Trust Series 2020-BID, Class A 2.25% (LIBOR 1 Month + 2.14%), 10/15/2037(b) (d)		7,708	7,729,663
BCP Trust Series 2021-330N, Class A 0.909% (LIBOR 1 Month + 0.80%), 06/15/2038(b) (d)		1,369	1,353,785
BFLD Trust Series 2021-FPM, Class A 1.71% (LIBOR 1 Month + 1.60%), 06/15/2038(b) (d)		11,683	11,675,977
BHMS Series 2018-ATLS, Class A 1.36% (LIBOR 1 Month + 1.25%), 07/15/2035(b) (d)		5,580	5,576,718
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.93% (LIBOR 1 Month + 0.82%), 06/15/2035(b) (d)		4,000	3,995,434
BX Commercial Mortgage Trust Series 2019-IMC, Class D 2.01% (LIBOR 1 Month + 1.90%), 04/15/2034(b) (d)		1,772	1,749,941
Series 2019-IMC, Class E 2.26% (LIBOR 1 Month + 2.15%), 04/15/2034(b) (d)		6,595	6,504,461
BX Trust Series 2018-EXCL, Class A 1.198% (LIBOR 1 Month + 1.09%), 09/15/2037(b) (d)		5,203	5,177,730
CLNY Trust Series 2019-IKPR, Class D 2.135% (LIBOR 1 Month + 2.03%), 11/15/2038(b) (d)		5,360	5,319,640
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.134% (LIBOR 1 Month + 1.03%), 12/19/2030(b) (d)		5,912	5,897,875
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.05% (SOFR + 2.00%), 01/25/2051(b) (d)		1,385	1,377,707

		Principal Amount (000)	U.S. $ Value

Great Wolf Trust Series 2019-WOLF, Class A 1.144% (LIBOR 1 Month + 1.03%), 12/15/2036(b) (d)	U.S.$	5,961	$5,953,745
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.31% (LIBOR 1 Month + 1.20%), 06/15/2038(b) (d)		1,456	1,454,657
Series 2019-SMP, Class A 1.26% (LIBOR 1 Month + 1.15%), 08/15/2032(b) (d)		1,700	1,697,932
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		6,860	7,009,626
Invitation Homes Trust Series 2018-SFR2, Class C 1.39% (LIBOR 1 Month + 1.28%), 06/17/2037(b) (d)		2,050	2,047,723
Series 2018-SFR3, Class C 1.409% (LIBOR 1 Month + 1.30%), 07/17/2037(b) (d)		988	987,724
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.06% (LIBOR 1 Month + 1.95%), 11/15/2026(d) (f)		2,009	1,851,204
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.61% (LIBOR 1 Month + 1.50%), 07/15/2036(b) (d)		2,750	2,750,491

			94,450,914

Total Commercial Mortgage-Backed Securities (cost $335,475,412)			338,435,648

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.7%
Risk Share Floating Rate – 4.4%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.953% (LIBOR 1 Month + 1.85%), 10/25/2028(b) (d)		1,763	1,762,681
Series 2019-3A, Class M1B 1.702% (LIBOR 1 Month + 1.60%), 07/25/2029(b) (d)		2,977	2,977,479
Series 2019-3A, Class M1C 2.052% (LIBOR 1 Month + 1.95%), 07/25/2029(b) (d)		575	574,936
Series 2020-3A, Class M1B 2.952% (LIBOR 1 Month + 2.85%), 10/25/2030(b) (d)		1,667	1,674,578
Series 2021-1A, Class M1C 3.00% (SOFR + 2.95%), 03/25/2031(b) (d)		4,197	4,306,020
Series 2021-2A, Class M1B 1.55% (SOFR + 1.50%), 06/25/2031(b) (d)		7,664	7,664,066

		Principal Amount (000)	U.S. $ Value

Series 2021-3A, Class A2 1.05% (SOFR + 1.00%), 09/25/2031(b) (d)	U.S.$	7,199	$7,151,073
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 1.70% (SOFR + 1.65%), 12/25/2041(b) (d)		3,513	3,516,233
Eagle RE Ltd. Series 2018-1, Class M2 3.102% (LIBOR 1 Month + 3.00%), 11/25/2028(b) (d)		617	620,260
Series 2020-1, Class M1A 1.002% (LIBOR 1 Month + 0.90%), 01/25/2030(b) (d)		6,400	6,365,563
Series 2021-2, Class M1B 2.10% (SOFR + 2.05%), 04/25/2034(b) (d)		2,360	2,363,917
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		470	484,704
Series 2014-DN3, Class M3 4.103% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		546	556,388
Series 2015-DNA1, Class M3 3.403% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		2,199	2,233,252
Series 2016-DNA3, Class M3 5.103% (LIBOR 1 Month + 5.00%), 12/25/2028(d)		3,714	3,868,778
Series 2016-DNA4, Class M3 3.903% (LIBOR 1 Month + 3.80%), 03/25/2029(d)		5,318	5,479,609
Series 2016-HQA2, Class M3 5.253% (LIBOR 1 Month + 5.15%), 11/25/2028(d)		223	231,192
Series 2016-HQA3, Class M3 3.953% (LIBOR 1 Month + 3.85%), 03/25/2029(d)		1,729	1,770,119
Series 2017-DNA2, Class M2 3.553% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		2,850	2,932,466
Series 2017-DNA3, Class M2 2.603% (LIBOR 1 Month + 2.50%), 03/25/2030(d)		7,248	7,387,896
Series 2017-HQA2, Class M2B 2.753% (LIBOR 1 Month + 2.65%), 12/25/2029(d)		5,358	5,491,649
Series 2020-DNA5, Class M2 2.85% (SOFR + 2.80%), 10/25/2050(b) (d)		4,605	4,641,277

		Principal Amount (000)	U.S. $ Value

Series 2021-DNA3, Class M2 2.15% (SOFR + 2.10%), 10/25/2033(b) (d)	U.S.$	3,221	$3,275,438
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(b) (d)		2,871	2,882,285
Series 2021-DNA6, Class M2 1.55% (SOFR + 1.50%), 10/25/2041(b) (d)		9,778	9,772,609
Series 2021-DNA7, Class M2 1.85% (SOFR + 1.80%), 11/25/2041(b) (d)		9,563	9,587,474
Series 2021-HQA4, Class M2 2.40% (SOFR + 2.35%), 12/25/2041(b) (d)		6,126	6,132,180
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 2M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		88	88,443
Series 2015-C03, Class 2M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		203	203,746
Series 2015-C04, Class 1M2 5.803% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,371	1,444,603
Series 2016-C02, Class 1M2 6.103% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		608	627,801
Series 2016-C03, Class 1M2 5.403% (LIBOR 1 Month + 5.30%), 10/25/2028(d)		1,967	2,036,987
Series 2016-C05, Class 2M2 4.553% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		4,450	4,609,429
Series 2016-C06, Class 1M2 4.353% (LIBOR 1 Month + 4.25%), 04/25/2029(d)		1,238	1,278,238
Series 2016-C07, Class 2M2 4.453% (LIBOR 1 Month + 4.35%), 05/25/2029(d)		756	784,755
Series 2017-C01, Class 1M2 3.653% (LIBOR 1 Month + 3.55%), 07/25/2029(d)		3,374	3,455,202
Series 2021-R02, Class 2M2 2.05% (SOFR + 2.00%), 11/25/2041(b) (d)		4,242	4,249,644
Home Re Ltd. Series 2020-1, Class M1B 3.352% (LIBOR 1 Month + 3.25%), 10/25/2030(b) (d)		3,515	3,525,334

		Principal Amount (000)	U.S. $ Value

Series 2021-2, Class M1B 1.65% (SOFR + 1.60%), 01/25/2034(b) (d)	U.S.$	4,253	$4,242,453
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CH1, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2024(d) (f)		270	265,287
Oaktown Re VII Ltd. Series 2021-2, Class M1A 1.65% (SOFR + 1.60%), 04/25/2034(b) (d)		6,767	6,766,980
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.102% (LIBOR 1 Month + 2.00%), 03/27/2024(b) (d)		686	686,342
Series 2019-2R, Class A 2.852% (LIBOR 1 Month + 2.75%), 05/27/2023(b) (d)		3,673	3,639,988
Series 2019-3R, Class A 2.802% (LIBOR 1 Month + 2.70%), 10/27/2022(b) (d)		324	323,672
Series 2020-1R, Class A 2.452% (LIBOR 1 Month + 2.35%), 02/27/2023(d) (f)		1,316	1,315,764
Radnor Re Ltd. Series 2019-1, Class M1B 2.053% (LIBOR 1 Month + 1.95%), 02/25/2029(b) (d)		2,657	2,656,889
Series 2019-2, Class M1B 1.852% (LIBOR 1 Month + 1.75%), 06/25/2029(b) (d)		3,669	3,669,500
Series 2020-1, Class M1A 1.052% (LIBOR 1 Month + 0.95%), 01/25/2030(b) (d)		1,924	1,910,022
Series 2020-2, Class M1C 4.702% (LIBOR 1 Month + 4.60%), 10/25/2030(b) (d)		807	807,375
Traingle Re Ltd. Series 2020-1, Class M1B 4.002% (LIBOR 1 Month + 3.90%), 10/25/2030(b) (d)		10,439	10,438,524
Series 2021-3, Class M1A 1.95% (SOFR + 1.90%), 02/25/2034(b) (d)		5,007	5,004,248
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.353% (LIBOR 1 Month + 5.25%), 11/25/2025(d) (f)		1,247	1,202,601
Series 2015-WF1, Class 2M2 5.603% (LIBOR 1 Month + 5.50%), 11/25/2025(d) (f)		337	334,136

			171,272,085

		Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate – 1.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035	U.S.$	323	$279,130
Series 2006-24CB, Class A16 5.75%, 08/25/2036		2,258	1,698,950
Series 2006-28CB, Class A14 6.25%, 10/25/2036		1,503	1,072,076
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		571	510,711
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2 2.50%, 06/25/2051(b)		2,645	2,641,108
CIM Trust Series 2021-INV1, Class A2 2.50%, 07/01/2051(b)		7,018	7,009,016
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		644	402,099
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		1,568	1,005,435
Flagstar Mortgage Trust Series 2021-8INV, Class A3 2.50%, 09/25/2051(b)		6,034	6,029,131
Mello Mortgage Capital Acceptance Series 2021-INV2, Class A3 2.50%, 08/25/2051(b)		5,676	5,671,765
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2 2.50%, 06/25/2051(b)		8,373	8,434,168
United Wholesale Mortgage Trust Series 2021-INV1, Class A3 2.50%, 08/25/2051(b)		7,384	7,414,771

			42,168,360

Agency Floating Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 5.99% (6.10% - LIBOR 1 Month), 12/15/2044(d) (h)		9,289	1,558,876
Series 4585, Class DS 5.89% (6.00% - LIBOR 1 Month), 05/15/2046(d) (h)		5,816	1,087,108
Series 4693, Class SL 6.04% (6.15% - LIBOR 1 Month), 06/15/2047(d) (h)		3,735	691,460
Series 4954, Class SL 5.948% (6.05% - LIBOR 1 Month), 02/25/2050(d) (h)		2,955	520,084
Series 4981, Class HS 5.998% (6.10% - LIBOR 1 Month), 06/25/2050(d) (h)		24,845	3,957,651

		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.438% (6.54% - LIBOR 1 Month), 12/25/2041(d) (h)	U.S.$	5,396	$1,015,047
Series 2014-17, Class SA 5.948% (6.05% - LIBOR 1 Month), 04/25/2044(d) (h)		10,215	2,195,349
Series 2015-26, Class SH 6.348% (6.45% - LIBOR 1 Month), 05/25/2045(d) (h)		7,034	1,445,508
Series 2016-106, Class ES 5.898% (LIBOR 1 Month + 6.00%), 01/25/2047(d) (h)		4,074	708,915
Series 2017-62, Class AS 6.048% (6.15% - LIBOR 1 Month), 08/25/2047(d) (h)		5,636	975,105
Series 2017-81, Class SA 6.098% (6.20% - LIBOR 1 Month), 10/25/2047(d) (h)		9,243	1,756,734
Series 2017-97, Class SW 6.098% (6.20% - LIBOR 1 Month), 12/25/2047(d) (h)		7,564	1,541,559
Government National Mortgage Association Series 2017-122, Class SA 6.096% (6.20% - LIBOR 1 Month), 08/20/2047(d) (h)		6,533	1,374,785
Series 2017-134, Class MS 6.096% (6.20% - LIBOR 1 Month), 09/20/2047(d) (h)		7,146	1,568,379
Series 2017-43, Class ST 5.996% (6.10% - LIBOR 1 Month), 03/20/2047(d) (h)		8,547	1,488,156

			21,884,716

Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 5008, Class AI 3.50%, 09/25/2050(g)		11,859	1,793,508
Series 5015, Class BI 4.00%, 09/25/2050(g)		16,555	2,814,857
Series 5040, Class AI 3.50%, 11/25/2050(g)		8,726	1,407,698
Series 5043, Class IO 5.00%, 11/25/2050(g)		19,711	3,950,226
Series 5049, Class CI 3.50%, 12/25/2050(g)		17,077	2,317,963
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.632%, 05/28/2035		1,597	1,548,739
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045(g)		8,543	1,371,304

		Principal Amount (000)	U.S. $ Value

Series 2020-89, Class KI 4.00%, 12/25/2050(g)	U.S.$	33,874	$5,049,533

			20,253,828

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.482% (LIBOR 1 Month + 0.38%), 12/25/2036(d)		4,094	1,893,486
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.602% (LIBOR 1 Month + 0.50%), 03/25/2035(d)		887	795,295
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.202% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (d)		994	1,007,946

			3,696,727

Total Collateralized Mortgage Obligations (cost $261,305,984)			259,275,716

ASSET-BACKED SECURITIES – 3.7%
Other ABS - Fixed Rate – 2.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		8,447	8,408,607
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(b)		5,400	5,413,051
Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		3,240	3,232,796
Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		3,092	3,086,592
Atalaya Equipment Leasing Trust Series 2021-1A, Class A1 0.326%, 11/15/2022(b)		3,199	3,200,257
Series 2021-1A, Class B 2.08%, 02/15/2027(b)		1,762	1,756,377
CAJUN Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		1,771	1,763,590
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		2,202	2,204,573
Conn’s Receivables Funding Series 2021-A, Class A 1.05%, 05/15/2026(b)		10,924	10,916,130
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(b)		2,714	2,724,535

	Principal Amount (000)		U.S. $ Value

Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(b)	U.S.$	493	$488,855
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(b) (e)		3,651	3,584,485
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(b)		7,711	7,657,969
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)		4,409	4,427,402
FREED ABS Trust Series 2021-2, Class A 0.68%, 06/19/2028(b)		39	38,635
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		2,583	2,576,368
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		3,242	3,575,996
Series 2020-1A, Class A2 3.981%, 12/20/2050(b)		2,624	2,747,104
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)		4,418	4,389,980
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		3,240	3,250,044
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(b)		2,008	2,001,977
Series 2021-CA, Class B 2.53%, 04/20/2062(b)		3,421	3,352,750
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		3,096	3,123,260
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(b)		1,537	1,541,989
Series 2021-3, Class B 1.66%, 07/20/2031(b)		5,220	5,152,017

			90,615,339

Autos - Fixed Rate – 1.1%
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A, Class A 4.00%, 03/20/2025(b)		6,700	7,062,948
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		3,439	3,404,036
Series 2021-N4, Class D 2.30%, 09/11/2028		3,177	3,176,021

	Principal Amount (000)		U.S. $ Value

Series 2021-P4, Class D 2.61%, 09/11/2028	U.S.$	4,063	$4,061,155
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		5,050	4,986,799
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		3,397	3,373,480
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(b)		503	503,794
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		5,650	5,578,810
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(b)		6,112	6,096,943
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(b)		5,040	5,035,007

			43,278,993

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(b)		4,282	4,307,424
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(b)		1,601	1,573,617
World Financial Network Credit Card Master Trust Series 2019-B, Class M 3.04%, 04/15/2026		5,000	5,056,800

			10,937,841

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 0.702% (LIBOR 1 Month + 0.60%), 04/25/2034(d)		3	3,195

Total Asset-Backed Securities (cost $144,741,657)			144,835,368

COLLATERALIZED LOAN OBLIGATIONS – 2.6%
CLO - Floating Rate – 2.6%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 1.347% (LIBOR 3 Month + 1.20%), 07/20/2034(b) (d)		6,496	6,499,132
Dryden CLO Ltd. Series 2020-78A, Class C 2.072% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (d)		4,670	4,673,045

	Principal Amount (000)		U.S. $ Value

Series 2020-78A, Class D 3.122% (LIBOR 3 Month + 3.00%), 04/17/2033(b) (d)	U.S.$	2,130	$2,131,184
Elevation CLO Ltd. Series 2020-11A, Class D1 3.974% (LIBOR 3 Month + 3.85%), 04/15/2033(b) (d)		4,500	4,503,699
Elmwood CLO IX Ltd. Series 2021-2A, Class A 1.269% (LIBOR 3 Month + 1.13%), 07/20/2034(b) (d)		5,900	5,896,643
Elmwood CLO XII Ltd. Series 2021-5A, Class D 3.171% (LIBOR 3 Month + 3.05%), 01/20/2035(b) (d)		2,100	2,100,143
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 1.261% (LIBOR 3 Month + 1.11%), 07/19/2034(b) (d)		4,290	4,275,504
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 1.202% (LIBOR 3 Month + 1.07%), 04/20/2034(b) (d)		6,000	5,976,996
Kayne CLO 11 Ltd. Series 2021-11A, Class D 3.024% (LIBOR 3 Month + 2.90%), 04/15/2034(b) (d)		3,800	3,773,769
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.122% (LIBOR 3 Month + 2.00%), 04/17/2033(b) (d)		2,090	2,091,674
Madison Park Funding LI Ltd. Series 2021-51A, Class D 3.20% (LIBOR 3 Month + 3.05%), 07/19/2034(b) (d)		3,471	3,441,532
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 1.21% (LIBOR 3 Month + 1.12%), 07/25/2034(b) (d)		10,832	10,819,526
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 2.922% (LIBOR 3 Month + 2.80%), 07/16/2035(b) (d)		250	244,948
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 1.242% (LIBOR 3 Month + 1.13%), 07/17/2035(b) (d)		6,600	6,597,505
OCP CLO Ltd. Series 2020-18A, Class AR 1.222% (LIBOR 3 Month + 1.09%), 07/20/2032(b) (d)		8,088	8,092,667

	Principal Amount (000)		U.S. $ Value

Pikes Peak CLO 8 Series 2021-8A, Class A 1.322% (LIBOR 3 Month + 1.17%), 07/20/2034(b) (d)	U.S.$	7,300	$7,299,963
Regatta XX Funding Ltd. Series 2021-2A, Class A 1.244% (LIBOR 3 Month + 1.16%), 10/15/2034(b) (d)		11,084	11,077,506
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 1.273% (LIBOR 3 Month + 1.16%), 07/20/2034(b) (d)		5,449	5,445,695
Series 2021-3A, Class D 3.377% (LIBOR 3 Month + 3.25%), 10/20/2034(b) (d)		3,200	3,163,325
Sixth Street CLO XVI Ltd. Series 2021-20A, Class D 3.182% (LIBOR 3 Month + 3.05%), 10/20/2034(b) (d)		1,900	1,883,295
Voya CLO Ltd. Series 2019-1A, Class DR 2.974% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (d)		1,850	1,793,405

Total Collateralized Loan Obligations (cost $101,992,849)			101,781,156

INFLATION-LINKED SECURITIES – 2.6%
Canada – 0.5%
Canadian Government Real Return Bond 1.50%, 12/01/2044	CAD	18,923	20,599,894

United States – 2.1%
U.S. Treasury Inflation Index 0.375%, 01/15/2027 (TIPS)	U.S.$	71,547	78,757,101

Total Inflation-Linked Securities (cost $98,554,352)			99,356,995

CORPORATES - NON-INVESTMENT GRADE – 2.6%
Industrial – 2.1%
Capital Goods – 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(b)		6,296	6,226,618
GFL Environmental, Inc. 3.50%, 09/01/2028(b)		3,591	3,537,314
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	1,444	1,698,706

			11,462,638

Communications - Media – 0.6%
Altice Financing SA 3.00%, 01/15/2028(b)		2,174	2,342,854

	Principal Amount (000)		U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(b)	U.S.$	6,548	$6,691,145
DISH DBS Corp. 5.75%, 12/01/2028(b)		3,890	3,928,900
Sirius XM Radio, Inc. 4.00%, 07/15/2028(b)		5,477	5,514,024
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	2,174	2,575,439
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)		2,093	2,307,342

			23,359,704

Communications - Telecommunications – 0.2%
Altice France SA 3.375%, 01/15/2028(b)		1,024	1,133,787
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)		2,174	2,517,224
Lumen Technologies, Inc. 4.50%, 01/15/2029(b)	U.S.$	5,698	5,525,522

			9,176,533

Consumer Cyclical - Automotive – 0.1%
Adient Global Holdings Ltd. 3.50%, 08/15/2024(b)	EUR	1,233	1,419,183
ZF Finance GmbH 3.75%, 09/21/2028(b)		1,400	1,717,427

			3,136,610

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(b)	U.S.$	5,633	5,592,048
Mattel, Inc. 3.75%, 04/01/2029(b)		2,875	2,985,256

			8,577,304

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(b)		3,832	3,907,529

Consumer Non-Cyclical – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(b)		3,900	3,902,964
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	1,420	1,611,480
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(b)	U.S.$	5,820	5,799,746
Newell Brands, Inc. 4.70%, 04/01/2026		2,233	2,435,511

	Principal Amount (000)		U.S. $ Value

Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	1,420	$1,628,423

			15,378,124

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(b)	U.S.$	2,143	2,078,860

Technology – 0.1%
Playtech PLC 4.25%, 03/07/2026(b)	EUR	1,420	1,652,867

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 3.00%, 05/29/2026(b)		800	909,552

			79,639,721

Financial Institutions – 0.4%
Banking – 0.4%
Credit Suisse Group AG 6.375%, 08/21/2026(b) (c)	U.S.$	611	658,298
7.50%, 07/17/2023-12/11/2023(b) (c)		8,565	9,101,501
Intesa Sanpaolo SpA 5.017%, 06/26/2024(b)		6,204	6,646,407

			16,406,206

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b) (c)		2,589	2,626,773

Total Corporates - Non-Investment Grade (cost $97,722,683)			98,672,700

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		4,170	4,192,222
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		6,821	6,803,962
State of California Series 2010 7.625%, 03/01/2040		8,520	14,111,355
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		4,773	4,887,808
University of California Series 2021-B 3.071%, 05/15/2051		7,960	8,027,014

Total Local Governments - US Municipal Bonds (cost $32,286,660)			38,022,361

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.1%
CSN Resources SA 4.625%, 06/10/2031(b)	U.S.$	2,669	$2,540,221
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		1,602	1,545,730

			4,085,951

Capital Goods – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031(b)		6,305	6,285,297
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	5,167,700
6.95%, 01/17/2028(b)		1,797	1,991,637
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		3,418	18,118

			13,462,752

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		825	801,178

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		2,862	2,634,829

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(b)		1,272	1,284,163
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	1,420	1,607,374

			2,891,537

			23,876,247

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(f)	U.S.$	565	577,243

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(b) (i)		2,352	104,491
7.125%, 12/26/2046(b) (i)		671	30,099

			134,590

Total Emerging Markets - Corporate Bonds (cost $29,398,049)			24,588,080

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(b)	U.S.$	2,207	$2,344,937
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(b)		2,363	2,707,555

			5,052,492

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(b)		6,919	6,784,080
Petroleos Mexicanos 6.75%, 09/21/2047		2,960	2,612,200

			9,396,280

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(b)		4,204	4,087,076

Total Quasi-Sovereigns (cost $18,275,096)			18,535,848

EMERGING MARKETS - SOVEREIGNS – 0.5%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(b)		8,182	8,313,935

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(b)		7,688	6,805,418

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(b)		1,111	1,155,773
6.25%, 01/25/2031(b)		1,612	1,757,886

			2,913,659

Total Emerging Markets - Sovereigns (cost $18,416,275)			18,033,012

	Shares

COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%
Mt Logan Re Ltd. (Preference Shares)(e) (j) (k) (l) (cost $9,248,550)		9,249	9,769,711

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	2,490	$2,243,023

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025(b)		2,155	2,284,704

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(b)		4,056	4,242,323

Total Governments - Sovereign Bonds (cost $8,683,053)			8,770,050

AGENCIES – 0.2%
Agency Debentures – 0.2%
Federal Home Loan Banks 2.50%, 02/13/2024 (cost $6,160,485)		6,170	6,392,793

SHORT-TERM INVESTMENTS – 3.7%
U.S. Treasury Bills – 3.7%
U.S. Treasury Bill Zero Coupon, 03/10/2022-09/08/2022 (cost $143,789,928)		143,818	143,748,117

Total Investments – 99.8% (cost $3,788,727,870)(m)			3,857,142,870
Other assets less liabilities – 0.2%			7,224,985

Net Assets – 100.0%			$3,864,367,855

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	519	March 2022	$76,001,063	$749,287
U.S. T-Note 2 Yr (CBT) Futures	1,522	March 2022	332,057,595	(359,173)
U.S. T-Note 5 Yr (CBT) Futures	849	March 2022	102,709,102	(174,157)
U.S. Ultra Bond (CBT) Futures	379	March 2022	74,710,375	1,870,747

				$2,086,704

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	AUD	5,229	USD	3,731	02/08/2022	$(73,939)
Barclays Bank PLC	USD	37,381	RUB	2,793,637	03/02/2022	(428,172)
Goldman Sachs Bank USA	MYR	38,425	USD	9,052	06/16/2022	(115,925)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	SEK	314,031	USD	35,947	01/20/2022	$1,190,250
Morgan Stanley Capital Services, Inc.	AUD	102,434	USD	75,732	02/08/2022	1,198,479
Morgan Stanley Capital Services, Inc.	CAD	119,290	USD	94,773	02/10/2022	473,152
Morgan Stanley Capital Services, Inc.	EUR	19,416	USD	21,894	02/10/2022	(227,724)
State Street Bank & Trust Co.	SEK	30	USD	3	01/20/2022	1
State Street Bank & Trust Co.	USD	3	SEK	30	01/20/2022	(7)
State Street Bank & Trust Co.	EUR	1,132	USD	1,284	02/10/2022	(6,040)
State Street Bank & Trust Co.	USD	359	EUR	318	02/10/2022	3,256

						$2,013,331

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	47,370	09/07/2031	2.519%	CPI#	Maturity	$2,135,118	$—	$2,135,118

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	1,163,650	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	$(2,061,251)	$764	$(2,062,015)
USD	19,060	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(387,084)	—	(387,084)
CAD	21,490	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	(890,980)	—	(890,980)

						$(3,339,315)	$764	$(3,340,079)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.83%	USD	8,912	$832,529	$593,063	$239,466

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.83%	USD	7,235	$675,870	$515,850	$160,020
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	3,618	337,982	273,977	64,005
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,787	166,936	115,708	51,228
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,786	166,842	115,643	51,199
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,867	174,409	123,597	50,812
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	559	52,220	110,149	(57,929)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	559	52,220	110,234	(58,014)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	4,752	443,916	917,433	(473,517)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	4,797	448,120	958,185	(510,065)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	11,881	1,109,883	2,314,607	(1,204,724)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	23,761	2,219,674	4,716,334	(2,496,660)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	4,173	389,828	709,256	(319,428)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	2,550	238,212	504,103	(265,891)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	2,226	207,945	423,214	(215,269)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	4,452	415,891	890,492	(474,601)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	39	$(10,879)	$(5,983)	$(4,896)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	129	(35,987)	(14,817)	(21,170)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	160	(44,634)	(19,982)	(24,652)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	138	(38,497)	(13,369)	(25,128)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	194	(54,119)	(23,444)	(30,675)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	229	(63,882)	(28,585)	(35,297)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	225	(62,767)	(27,191)	(35,576)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	260	(72,531)	(36,907)	(35,624)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	238	(66,394)	(30,065)	(36,329)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	248	(69,184)	(32,072)	(37,112)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	315	(87,874)	(38,067)	(49,807)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	320	(89,269)	(34,894)	(54,375)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	432	(120,513)	(49,619)	(70,894)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	460	(128,324)	(50,160)	(78,164)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	640	(178,816)	(67,010)	(111,806)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,543	(709,966)	(191,982)	(517,984)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	1	$(279)	$(119)	$(160)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,374	(383,576)	(106,205)	(277,371)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,202	(614,838)	(311,433)	(303,405)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,774	(495,442)	(140,095)	(355,347)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,158	(602,564)	(122,528)	(480,036)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8,492	(2,371,201)	(559,760)	(1,811,441)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	7,805	(761,074)	(145,556)	(615,518)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	148	(41,287)	(21,410)	(19,877)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	345	(96,243)	(38,520)	(57,723)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,685	(470,613)	(262,628)	(207,985)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,495	(417,331)	(179,554)	(237,777)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,980	(552,908)	(290,196)	(262,712)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,725	(481,772)	(207,279)	(274,493)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,353	(656,962)	(371,896)	(285,066)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,312	(924,769)	(361,166)	(563,603)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,312	(924,769)	(361,025)	(563,744)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	4,582	$(1,279,333)	$(313,376)	$(965,957)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	308	(85,922)	(28,619)	(57,303)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	323	(90,106)	(30,022)	(60,084)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	415	(115,771)	(48,476)	(67,295)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	615	(171,842)	(74,872)	(96,970)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,259	(351,495)	(148,479)	(203,016)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,316	(367,396)	(122,047)	(245,349)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,995	(557,093)	(134,130)	(422,963)

						$(6,715,745)	$8,348,307	$(15,064,052)

*	Termination date
**	Principal amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $917,902,579 or 23.8% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.54% of net assets as of December 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$3,016,860	$2,977,046	0.08%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	5,056,512	4,981,122	0.13%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	255,395	250,509	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	7,329,373	7,009,626	0.18%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CH1, Class M2 4.353%, 11/25/2024	06/11/2015	269,184	265,287	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.06%, 11/15/2026	06/11/2015	2,006,229	1,851,204	0.05%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.452%, 02/27/2023	11/02/2020	1,316,190	1,315,764	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	08/02/2018	565,000	577,243	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.353%, 11/25/2025	09/28/2015	1,252,087	1,202,601	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.603%, 11/25/2025	09/28/2015	336,511	334,136	0.01%

(g)	IO - Interest Only.
(h)	Inverse interest only security.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2021.
(j)	Non-income producing security.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$9,248,550	$9,769,711	0.25%

(l)	Fair valued by the Adviser.
(m)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $107,837,605 and gross unrealized depreciation of investments was $(32,241,610), resulting in net unrealized appreciation of $67,358,975.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

MYR – Malaysian Ringgit

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,334,590,409	$—	$1,334,590,409
Corporates - Investment Grade	—	870,873,380	—	870,873,380
Mortgage Pass-Throughs	—	341,461,526	—	341,461,526
Commercial Mortgage-Backed Securities	—	330,226,971	8,208,677	338,435,648
Collateralized Mortgage Obligations	—	259,275,716	—	259,275,716
Asset-Backed Securities	—	141,250,883	3,584,485	144,835,368
Collateralized Loan Obligations	—	101,781,156	—	101,781,156
Inflation-Linked Securities	—	99,356,995	—	99,356,995
Corporates - Non-Investment Grade	—	98,672,700	—	98,672,700
Local Governments - US Municipal Bonds	—	38,022,361	—	38,022,361
Emerging Markets - Corporate Bonds	—	24,588,080	—	24,588,080
Quasi-Sovereigns	—	18,535,848	—	18,535,848
Emerging Markets - Sovereigns	—	18,033,012	—	18,033,012
Common Stocks	—	—	9,769,711	9,769,711
Governments - Sovereign Bonds	—	8,770,050	—	8,770,050
Agencies	—	6,392,793	—	6,392,793
Short-Term Investments	—	143,748,117	—	143,748,117

Total Investments in Securities	—	3,835,579,997	21,562,873	3,857,142,870
Other Financial Instruments(a):
Assets:
Futures	2,620,034	—	—	2,620,034
Forward Currency Exchange Contracts	—	2,865,138	—	2,865,138
Centrally Cleared Inflation (CPI) Swaps	—	2,135,118	—	2,135,118
Credit Default Swaps	—	7,932,477	—	7,932,477
Liabilities:
Futures	(533,330)	—	—	(533,330)
Forward Currency Exchange Contracts	—	(851,807)	—	(851,807)

Investments in Securities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swaps	$—	$(3,339,315)	$—	$(3,339,315)
Credit Default Swaps	—	(14,648,222)	—	(14,648,222)

Total	$2,086,704	$3,829,673,386	$21,562,873	$3,853,322,963

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.